Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income
Net sales	$ 3,315,660	$ 3,077,257	$ 2,789,345
Cost of sales, excluding depreciation and amortization	2,370,655	2,220,452	1,994,889
Depreciation and amortization	186,801	182,213	162,179
Freight and distribution expenses	299,872	279,023	234,469
Selling, general, and administrative expenses	265,131	224,127	210,844
Multiemployer pension plan withdrawal expense		6,376
Operating income	193,201	165,066	186,964
Foreign exchange (gain)/loss	(993)	2,255	2,556
Equity method investments income	(1,752)	(548)
Pension income	(5,924)	(5,580)	(12,203)
Loss on debt extinguishment	(1,305)	(679)	(1,218)
Interest expense, net	52,282	40,078	33,759
Income before provision (benefit) for income taxes	148,283	128,182	161,634
Provision (benefit) for income taxes	(95,220)	41,930	55,248
Net income	243,503	86,252	106,386
Other comprehensive income / (loss), net of tax
Foreign currency translation adjustment	373	(551)
Defined pension and post-retirement plans:
Net actuarial gain/(loss)	12,178	502	(13,182)
Prior service cost	(2,063)
Pension and postretirement plan reclassification adjustments:
Amortization (accretion) of prior service costs	(282)	(416)	1,413
Amortization of net loss	2,426	2,403	502
Other comprehensive income/(loss), net of tax	12,632	1,938	(11,267)
Total comprehensive income	$ 256,135	$ 88,190	$ 95,119
Weighted average number of shares outstanding:
Basic (in shares)	96,859,516	96,533,368	96,257,749
Diluted (in shares)	98,615,101	97,777,066	97,635,539
Net income per share:
Basic (in dollars per share)	$ 2.51	$ 0.89	$ 1.11
Diluted (in dollars per share)	2.47	0.88	1.09
Dividends declared per common share	$ 0.40	$ 0.40	$ 0.40